Total
Small-Cap Growth Fund
FUND SUMMARY: SMALL-CAP GROWTH FUND
Investment Objective:
The Small-Cap Growth Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Small-Cap Growth Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small-Cap Growth Fund Class N
Management Fees	0.54%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.94%
[1]	The Management Fee is comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on the Fund’s performance relative to the Russell 2000 Growth Index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this same period. No performance adjustment will be made to the fee if the cumulative difference between the Fund’s performance and that of the Index does not exceed a specified threshold over the performance period. As a result, the Management Fee may change from year to year. For further information, please see the section “Management of the Fund”.
[2]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.94% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Small-Cap Growth Fund | Class N | USD ($)	96	300	520	1,155

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies:
The Fund invests in a diversified portfolio of
small-cap
stocks that are listed on the New York Stock Exchange, NYSE American and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap
growth category at the time of purchase. For purposes of the Fund’s investments,
“small-cap
stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 2000
®
Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The market capitalization range for the Russell 2000 Index was $10 million to $12.4 billion as of June 30, 2020. The Adviser selects stocks within the small-cap
growth category for the Fund using a statistical approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.
While the Fund is managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient
fund than would otherwise be the case.
The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks:
Market Risk
—Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Small-Cap
Company Risk
—Investing in
small-cap
stocks may involve greater volatility and risk than investing in large- or mid-cap
stocks because
small-cap
companies may have less management experience, limited financial resources and minimal product diversification.
Growth Stocks Risk
—Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Capital Gains Risk
—If too many small companies in the Fund outgrow the Fund’s
small-cap
mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.
High Portfolio Turnover Risk
—A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
funds
.com
or by
calling 800-661-3550.

Small-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/20 through 9/30/20 was -12.37%.
During the periods illustrated in this bar chart, the Fund’s highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 11	19.95%
Lowest Return:	Q3 11	-26.49%

Average Annual Total Returns (For the periods ended 12/31/19)
Average Annual Total Returns - Small-Cap Growth Fund		1 Year	5 Years	10 Years
Class N		15.10%	8.29%	11.22%
Class N | Return After Taxes on Distributions	[1]	15.10%	7.73%	10.91%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.94%	6.49%	9.32%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		28.48%	9.34%	13.01%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.